Equity - Summarised financial information attributable to non-controlling interests - Narrative (Detail) - GBP (£) £ in Millions	2 Months Ended	3 Months Ended	8 Months Ended
	Aug. 16, 2018	Jun. 30, 2019	Apr. 08, 2019	Apr. 09, 2019	Aug. 17, 2018	Jun. 30, 2018	Jun. 30, 2017
Ketel One distribution right
Carrying value of distribution rights		£ 1,418				£ 1,363	£ 1,385
Sichuan Shuijingfang Company Limited
Percentage of interest acquired				3.14%	20.29%
Proportion of ownership interest in subsidiary	39.71%	63.14%	60.00%